INCOME TAX - Narrative (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Income Tax Disclosure [Abstract]
Valuation allowance, increase	$ (2,864)
Federal
Income Tax Contingency [Line Items]
Operating loss carryforwards	20,125
State
Income Tax Contingency [Line Items]
Operating loss carryforwards	20,362
Local
Income Tax Contingency [Line Items]
Operating loss carryforwards	$ 15,866